Profit and loss information - Schedule of Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from continuing operations	$ 477,350	$ 390,359
At a point in time | Precision Medicine
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of goods	388,210	305,765
Royalty income	423	55
At a point in time | Manufacturing Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of goods	83,606	76,807
Provision of services	0	15
Over time | Precision Medicine
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development services	0	15
Over time | Manufacturing Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provision of services	5,111	3,708
Over time | Therapeutics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development services	$ 0	$ 3,994